Components of Gains or Losses Related to Derivatives that Qualify as Cash Flow Hedges (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Derivative swaps, tax (benefit) expense	$ 0	$ 0	$ 332
Foreign Currency Swap
Derivative Instruments, Gain (Loss) [Line Items]
Derivative swaps, tax (benefit) expense	$ 37,215	$ (12,355)	$ (15,550)